FAIR VALUE MEASUREMENTS (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Mar. 10, 2023	Jan. 10, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	$ 3,253,605	$ 3,253,605			$ 117,191,410
Derivative Liability - Forward Purchase Agreement	642,524	642,524
Derivative liability-Forward Purchase Agreement	642,524	642,524	$ 430,021	$ 430,021
Change in fair value of derivative liability - Forward Purchase Agreement	45,239	212,503
Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	3,253,605	3,253,605			117,191,410
Level 1 | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	3,253,605	3,253,605			$ 117,191,410
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability - Forward Purchase Agreement	$ 642,524	$ 642,524